Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment
Recognized in cost of revenue	$204,126.2	$203,476.8	$235,985.2
Recognized in operating expenses	15,152.2	16,583.1	19,746.3
Recognized in other operating income and expenses	25.0	25.1	64.5

	$219,303.4	$220,085.0	$255,796.0

b. Amortization of intangible assets
Recognized in cost of revenue	$1,642.1	$2,028.5	$2,135.5
Recognized in operating expenses	1,560.1	1,714.9	2,211.2

	$3,202.2	$3,743.4	$4,346.7

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
c. Research and development expenses	$65,544.6	$71,207.7	$80,732.5

d. Employee benefits expenses
Post-employment benefits
Defined contribution plans	$2,002.6	$2,164.9	$2,369.9
Defined benefit plans	278.9	272.2	271.5

	2,281.5	2,437.1	2,641.4
Other employee benefits	88,929.4	97,248.0	101,488.7

	$91,210.9	$99,685.1	$104,130.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$52,983.2	$58,493.5	$61,026.1
Recognized in operating expenses	38,227.7	41,191.6	43,104.0

	$91,210.9	$99,685.1	$104,130.1